Explanatory Note: Incorporated herein by reference is the definitive version of SunAmerica Specialty Series’ prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 23, 2015 (SEC Accession No. 0001104659-15-066673).